Segment Information - Geographic Information of Revenue (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 TWD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 TWD ($)	Dec. 31, 2017 TWD ($)
Disclosure of geographical areas [Line Items]
Revenue	$ 20,337,881	$ 679,969	$ 18,480,027	$ 17,940,855
ROC [member]
Disclosure of geographical areas [Line Items]
Revenue	15,875,027		14,751,766	13,152,419
Japan [member]
Disclosure of geographical areas [Line Items]
Revenue	1,905,032		1,825,479	2,257,296
Singapore [member]
Disclosure of geographical areas [Line Items]
Revenue	1,333,114		1,143,661	1,798,585
People's Republic of China ("PRC") [member]
Disclosure of geographical areas [Line Items]
Revenue	789,496		163,831	162,579
Others [member]
Disclosure of geographical areas [Line Items]
Revenue	$ 435,212		$ 595,290	$ 569,976